SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
Summary of the activity under the share option scheme

A summary of the activity for the options granted under the 2013 Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	61,760,202	0.07	0.87	6.61	60,339
Granted	8,667,040	0.07	0.36	—	—
Forfeited	(11,272,993)	0.07	1.17	—	—
Exercised	(20,788,141)	0.07	0.52	—	—
Outstanding, December 31, 2022	38,366,108	0.07	0.86	6.01	6,972
Vested and expected to vest at December 31, 2022	38,366,108	0.07	0.86	6.01	6,972
Exercisable at December 31, 2022	25,646,851	0.07	0.58	5.41	4,669

Summary of the activity for the options issued under the share award scheme

A summary of the activity for the options granted under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	27,868,420	0.83	0.31	7.99	6,169
Forfeited	(10,800,320)	0.87	0.29	—	—
Outstanding, December 31, 2022	17,068,100	0.87	0.31	6.97	—
Vested and expected to vest at December 31, 2022	17,068,100	0.87	0.31	6.97	—
Exercisable at December 31, 2022	9,136,740	0.87	0.31	6.95	—

Schedule of assumptions used to estimate the fair value of the share options

The assumptions used to estimate the fair value of the share options granted are as follows:

For the year ended December 31
	2020	2021	2022
Risk-free rate	0.66%-1.84%	1.13%-1.62%	1.75%-2.93%
Expected volatility range	37.3%-37.8%	36.28%-38.03%	35.62%-46.22%
Exercise multiple	2.20-2.80	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$0.76-US$1.94	US$1.97-US$3.49	US$0.24-US$0.73

Summary of acquisition date fair value of each share-based award is estimated

The acquisition date fair value of each Camelot Award is estimated using the binomial tree option pricing model with the following assumptions:

2021
Risk-free rate	0.21%
Expected volatility range	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates	RMB23.00

In November 2022, the Company’s board of directors approved to replace all outstanding Camelot Awards with cash consideration of RMB43,981 and 27,500,715 share-based awards of the Company under the 2021 Share Award Scheme.

Summary of the amount of share-based compensation expense included in each of the relevant financial statement line items

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	10,614	17,481	15,618	2,264
Selling and marketing expenses	62,270	72,594	68,562	9,940
General and administrative expenses	169,101	193,886	187,843	27,235
Research and development expenses	88,129	150,389	87,812	12,732
	330,114	434,350	359,835	52,171

2013 Share Award Scheme
SHARE-BASED PAYMENTS
Summary of the activity for the restricted shares issued under the share award scheme

A summary of the activity for the restricted shares issued under the 2013 Share Award Scheme is stated below:

	Number of	Weighted-average
	shares	grant-date fair value
		US$
Outstanding, December 31, 2021	57,987,266	1.32
Granted	17,805,065	1.29
Cancelled	(9,452,885)	1.73
Vested	(17,310,087)	1.05
Forfeited	(18,880,457)	1.37
Outstanding, December 31, 2022	30,148,902	1.33
Expected to vest at December 31, 2022	30,148,902	1.33

2021 Share Award Scheme
SHARE-BASED PAYMENTS
Summary of the activity for the options issued under the share award scheme

In November 2021, the Company adopted the 2021 Share Award Scheme. A summary of the activity for the restricted shares with option features issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	—	—	—	—	—
Granted	129,509,841	0.01	0.33	—	—
Exercised	(3,131,947)	0.01	0.40	—	—
Forfeited	(22,374,413)	0.01	0.38	—	—
Outstanding, December 31, 2022	104,003,481	0.01	0.32	9.44	25,786
Vested and expected to vest at December 31, 2022	104,003,481	0.01	0.32	9.44	25,786
Exercisable at December 31, 2022	30,927,052	0.00	0.25	9.86	7,858